UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
April 30, 2017
(Unaudited)

	SHARES	VALUE
Common Stocks - 63.8%
Software & Services - 9.1%
Adobe Systems, Inc. (a)	6,573	$879,073
Alphabet, Inc., Class A (a)	6,261	5,788,420
ANSYS, Inc. (a)	19,510	2,149,222
Autodesk, Inc. (a)	24,032	2,164,562
Facebook, Inc., Class A (a)	9,840	1,478,460
MasterCard, Inc., Class A	19,606	2,280,570
Microsoft Corporation	37,870	2,592,580
PayPal Holdings, Inc. (a)	50,348	2,402,606
		19,735,493

Healthcare Equipment & Services - 5.8%
Cardinal Health, Inc.	18,034	1,309,088
Cigna Corporation	22,049	3,447,802
Edwards Lifesciences Corporation (a)	13,372	1,466,507
Hologic, Inc. (a)	53,946	2,435,662
Medtronic PLC (b)	14,550	1,208,959
Quest Diagnostics, Inc.	13,466	1,420,798
Zimmer Biomet Holdings, Inc.	11,441	1,368,916
		12,657,732

Banks - 5.1%
East West Bancorp, Inc.	22,236	1,206,748
Fifth Third Bancorp	57,295	1,399,717
First Republic Bank	22,973	2,124,083
KeyCorp	133,909	2,442,500
PNC Financial Services Group, Inc. (The)	21,808	2,611,508
Umpqua Holdings Corporation	71,619	1,265,508
		11,050,064

Capital Goods - 5.1%
A.O. Smith Corporation	25,088	1,351,741
Hexcel Corporation	37,314	1,930,999
Illinois Tool Works, Inc.	19,517	2,695,103
Middleby Corporation (The) (a)	7,137	971,560
Wabtec Corporation	27,176	2,279,795
Xylem, Inc.	33,464	1,720,384
		10,949,582

Retailing - 4.0%
Home Depot, Inc. (The)	13,443	2,098,452
Priceline Group, Inc. (The) (a)	968	1,787,722
Target Corporation	21,122	1,179,664
TJX Companies, Inc. (The)	25,802	2,029,069
Tractor Supply Company	26,359	1,631,886
		8,726,793

Insurance - 3.7%
Aflac, Inc.	28,391	2,125,918
Chubb Ltd. (b)	15,375	2,110,219
Lincoln National Corporation	26,948	1,776,682
Reinsurance Group of America, Inc.	16,034	2,004,891
		8,017,710

Pharmaceuticals & Biotechnology - 3.4%
Biogen, Inc. (a)	3,742	1,014,868

Celgene Corporation (a)	10,135	$1,257,247
Merck & Company, Inc.	55,816	3,479,011
Novartis A.G. American Depositary Receipt (b)	22,065	1,699,667
		7,450,793

Semiconductors - 3.2%
Analog Devices, Inc.	28,893	2,201,646
ASML Holding NV (b)	10,141	1,337,091
NXP Semiconductors NV (a)(b)	11,145	1,178,584
Xilinx, Inc.	34,708	2,190,422
		6,907,743

Renewable Energy & Energy Efficiency - 3.1%
8point3 Energy Partners LP	96,278	1,189,996
Acuity Brands, Inc.	4,829	850,387
EnerNOC, Inc. (a)	45,945	259,589
First Solar, Inc. (a)	16,509	487,841
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53,040	1,162,637
Johnson Controls International, PLC	28,702	1,193,142
Ormat Technologies, Inc.	26,328	1,554,932
		6,698,524

Real Estate - 2.7%
AvalonBay Communities, Inc.	10,785	2,047,424
Federal Realty Investment Trust	9,754	1,276,701
Forest City Realty Trust, Inc., Class A	42,047	950,262
HCP, Inc.	48,042	1,506,117
		5,780,504

Technology Hardware & Equipment - 2.5%
Cisco Systems, Inc.	66,227	2,256,354
F5 Networks, Inc. (a)	12,973	1,675,204
Palo Alto Networks, Inc. (a)	13,944	1,511,669
		5,443,227

Food & Beverage - 2.3%
General Mills, Inc.	300	17,253
McCormick & Company, Inc.	16,261	1,624,474
Unilever NV (b)	62,545	3,267,351
		4,909,078

Food & Staples Retailing - 1.9%
Costco Wholesale Corporation	15,608	2,770,732
CVS Health Corporation	17,093	1,409,147
		4,179,879

Consumer Durables & Apparel - 1.7%
Newell Brands, Inc.	33,175	1,583,774
NIKE, Inc., Class B	19,253	1,066,809
VF Corporation	19,571	1,069,164
		3,719,747

Materials - 1.6%
Ball Corporation	12,591	968,122
International Flavors & Fragrances, Inc.	9,107	1,262,139
Sealed Air Corporation	27,148	1,195,055
		3,425,316

Consumer Services - 1.5%
Panera Bread Company, Class A (a)	5,970	1,866,699
Starbucks Corporation	24,912	1,496,215
		3,362,914

Transportation - 1.3%
J.B. Hunt Transport Services, Inc.	15,309	1,372,605
United Parcel Service, Inc., Class B	14,085	1,513,574
		2,886,179

Telecommunication Services - 1.2%
SBA Communications Corporation, Class A (a)	9,695	$1,226,320
Verizon Communications, Inc.	31,835	1,461,545
		2,687,865

Healthy Living - 1.1%
United Natural Foods, Inc. (a)	27,516	1,142,740
Whole Foods Market, Inc.	35,284	1,283,279
		2,426,019

Utilities - 0.9%
American Water Works Company, Inc.	23,952	1,910,412

Diversified Financials - 0.7%
Charles Schwab Corporation (The)	38,304	1,488,110

Household & Personal Products - 0.7%
Church & Dwight Company, Inc.	28,772	1,425,077

Media - 0.6%
Omnicom Group, Inc.	15,070	1,237,548

Automobiles & Components - 0.6%
BorgWarner, Inc.	29,100	1,230,348

Total Common Stocks (Cost $109,435,405)		138,306,657

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 32.1%
Green and Sustainability Bonds, Renewable Energy & Energy Efficiency - 18.3%
Apple, Inc. 2.85%, due 2/23/23	$2,000,000	2,033,018
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	982,597
Bank of America Corporation 2.151%, due 11/9/20	1,750,000	1,739,442
Digital Realty Trust LP 3.95%, due 7/1/22	2,000,000	2,093,602
European Bank for Reconstruction & Development 0.875%, due 7/22/19 (b)	1,500,000	1,475,490
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,021,474
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	486,383
Export-Import Bank of Korea 1.75%, due 2/27/18 (b)	1,000,000	998,652
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	1,958,200
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	487,921
Kommunalbanken AS 1.375%, due 10/26/20 (b)	2,000,000	1,969,408
Kommuninvest I Sverige AB 1.50%, due 4/23/19 (b)	1,000,000	997,261
Kreditanstalt fuer Wiederaufbau 1.75%, due 10/15/19 (b)	3,000,000	3,014,850
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	1,001,732
Local Initiatives Support Corporation 3.782%, due 3/1/27	2,000,000	2,000,000
Morgan Stanley 2.20%, due 12/7/18	3,000,000	3,015,363
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)	1,000,000	978,260
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,518,267

Overseas Private Investment Corporation 3.28%, due 9/15/29	$800,000	$820,315
Overseas Private Investment Corporation 3.33%, due 5/15/33	235,464	239,379
Overseas Private Investment Corporation 3.43%, due 6/1/33	241,937	248,087
Regency Centers LP 3.75%, due 6/15/24	2,000,000	2,051,474
Starbucks Corporation 2.45%, due 6/15/26	2,000,000	1,932,090
Sumitomo Mitsui Banking Corporation 2.45%, due 10/20/20 (b)	2,000,000	2,000,300
Svensk Exportkredit AB 1.875%, due 6/23/20 (b)	1,500,000	1,500,392
Vornado Realty LP 2.50%, due 6/30/19	2,000,000	2,017,082
		39,581,039

U.S. Government Agencies - 3.9%
Fannie Mae Pool 1.76%, due 7/1/23	476,706	475,172
Federal Farm Credit Bank 1.80%, due 6/15/20	200,000	201,513
Federal Farm Credit Bank 2.26%, due 11/13/24	500,000	488,435
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	572,590
Federal Home Loan Bank 1.25%, due 1/16/19	3,000,000	2,997,204
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	522,751
Federal Home Loan Mortgage Corporation 0.00%, due 11/29/19	200,000	191,065
Federal National Mortgage Association 1.70%, due 1/27/20	3,000,000	3,000,420
		8,449,150

Software & Services - 3.6%
International Business Machines Corporation 8.375%, due 11/1/19	500,000	580,134
Microsoft Corporation 1.10%, due 8/8/19	3,000,000	2,971,788
Oracle Corporation 1.20%, due 10/15/17	500,000	499,983
Oracle Corporation 5.00%, due 7/8/19	1,000,000	1,071,416
Oracle Corporation 2.50%, due 5/15/22	1,000,000	1,006,106
Symantec Corporation 4.20%, due 9/15/20	1,500,000	1,565,250
		7,694,677

Banks - 2.9%
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	506,102
HSBC Holdings PLC 5.10%, due 4/5/21 (b)	1,500,000	1,638,511
JPMorgan Chase & Company 4.40%, due 7/22/20	1,000,000	1,066,278
U.S. Bancorp 1.95%, due 11/15/18	3,000,000	3,017,283
		6,228,174

Pharmaceuticals & Biotechnology - 0.8%
Amgen, Inc. 5.70%, due 2/1/19	1,250,000	1,332,764

Thermo Fisher Scientific, Inc. 2.40%, due 2/1/19	$500,000	$504,115
		1,836,879

Diversified Financials - 0.5%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21	1,000,000	1,046,789

Real Estate - 0.5%
HCP, Inc. 3.875%, due 8/15/24	1,000,000	1,012,104

Telecommunication Services - 0.4%
America Movil SAB de C.V. 5.00%, due 10/16/19 (b)	750,000	801,497

Media - 0.3%
Discovery Communications LLC 5.625%, due 8/15/19	705,000	759,959

Technology Hardware & Equipment - 0.3%
EMC Corporation 1.875%, due 6/1/18	700,000	697,106

Healthy Living - 0.2%
Whole Foods Market, Inc. 5.20%, due 12/3/25	500,000	524,795

Food & Staples Retailing - 0.2%
CVS Health Corporation 2.25%, due 12/5/18	500,000	503,815

Healthcare Equipment & Services - 0.2%
Stryker Corporation 1.30%, due 4/1/18	500,000	499,256

Total Bonds & Notes (Cost $69,308,287)		69,635,240

Certificates Of Deposit - 0.2%
Self-Help Credit Union 1.30%, due 6/21/19	95,000	94,263
Self-Help Federal Credit Union 1.40%, due 3/17/20	240,000	237,587
Total Certificates Of Deposit (Cost $335,000)		331,850

Short-term Investment - 3.6%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $7,814,973)		7,814,973

Total Short-term Investments (Cost $7,814,973)		7,814,973

TOTAL INVESTMENTS (d) - 99.7% (Cost $186,893,665)		216,088,720
Other Assets Less Liabilities - 0.3%		582,321

NET ASSETS -100.0%	$216,671,041

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)
The cost of investments for federal income tax purposes is $186,544,192 resulting in gross unrealized appreciation and depreciation of $33,646,107 and $4,101,579 respectively, or net unrealized appreciation of $29,544,528.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2017
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.5%
Software & Services - 20.9%
Accenture PLC, Class A (a)	13,648	$1,655,502
Adobe Systems, Inc. (b)	10,936	1,462,581
Alphabet, Inc., Class A (b)	6,512	6,020,474
Alphabet, Inc., Class C (b)	6,831	6,188,613
ANSYS, Inc. (b)	1,912	210,626
Autodesk, Inc. (b)	4,380	394,507
Automatic Data Processing, Inc.	9,974	1,042,183
CA, Inc.	7,005	229,974
Cadence Design Systems, Inc. (b)	6,211	202,292
Citrix Systems, Inc. (b)	3,433	277,867
Cognizant Technology Solutions Corporation, Class A (b)	13,354	804,312
Convergys Corporation	2,036	45,830
Dell Technologies, Inc. Class V (b)	4,911	329,577
FleetCor Technologies, Inc. (b)	2,075	292,866
Fortinet, Inc. (b)	3,152	122,928
International Business Machines Corporation	19,868	3,184,642
Intuit, Inc.	5,400	676,134
Microsoft Corporation	162,475	11,123,039
Oracle Corporation	67,751	3,046,085
salesforce.com, Inc. (b)	14,219	1,224,540
Symantec Corporation	13,648	431,686
Teradata Corporation (b)	2,768	80,770
Western Union Company (The)	10,899	216,454
Workday, Inc., Class A (b)	2,698	235,805
Yahoo!, Inc. (b)	19,911	959,909
		40,459,196

Pharmaceuticals & Biotechnology - 8.9%
Agilent Technologies, Inc.	7,158	394,048
Amgen, Inc.	16,370	2,673,548
Bio-Techne Corporation	810	86,735
Biogen, Inc. (b)	4,773	1,294,485
BioMarin Pharmaceutical, Inc. (b)	3,792	363,425
Bristol-Myers Squibb Company	36,756	2,060,174
Celgene Corporation (b)	17,054	2,115,549
Gilead Sciences, Inc.	28,992	1,987,401
Jazz Pharmaceuticals PLC (a)(b)	1,328	211,524
Merck & Company, Inc.	60,594	3,776,824
Mettler-Toledo International, Inc. (b)	585	300,351
PAREXEL International Corporation (b)	1,164	74,298
Quintiles IMS Holdings, Inc. (b)	3,295	277,703
Vertex Pharmaceuticals, Inc. (b)	5,484	648,757
Waters Corporation (b)	1,796	305,122
Zoetis, Inc.	10,406	583,881
		17,153,825

Capital Goods - 7.0%
3M Company	13,237	2,592,202
A.O. Smith Corporation	3,176	171,123
AGCO Corporation	1,378	88,178
Air Lease Corporation	2,090	79,713
Applied Industrial Technologies, Inc.	810	51,840
Builders FirstSource, Inc. (b)	2,174	34,806

Caterpillar, Inc.	12,921	$1,321,301
Cummins, Inc.	3,567	538,403
Deere & Company	5,902	658,722
Dover Corporation	3,457	272,688
Eaton Corporation PLC	9,948	752,467
EMCOR Group, Inc.	1,349	88,683
Fastenal Company	6,362	284,254
Flowserve Corporation	2,910	148,032
Fortive Corporation	6,965	440,606
Fortune Brands Home & Security, Inc.	3,353	213,720
Graco, Inc.	1,187	128,018
Granite Construction, Inc.	844	44,487
H&E Equipment Services, Inc.	681	14,383
Illinois Tool Works, Inc.	6,964	961,659
Ingersoll-Rand PLC	5,659	502,236
Lincoln Electric Holdings, Inc.	1,290	114,849
Masco Corporation	7,316	270,838
Meritor, Inc. (b)	1,717	30,580
Middleby Corporation (The) (b)	1,253	170,571
Owens Corning	2,443	148,656
Parker Hannifin Corporation	2,917	469,054
Quanta Services, Inc. (b)	3,192	113,124
Rockwell Automation, Inc.	2,823	444,199
Roper Technologies, Inc.	2,222	485,951
Sensata Technologies Holding NV (b)	3,732	153,684
Snap-on, Inc.	1,314	220,134
Stanley Black & Decker, Inc.	3,291	448,070
Tennant Company	363	26,590
Timken Company (The)	1,503	72,520
United Rentals, Inc. (b)	1,904	208,793
W.W. Grainger, Inc.	1,241	239,141
WABCO Holdings, Inc. (b)	1,122	133,372
Wabtec Corporation	1,909	160,146
Wesco Aircraft Holdings, Inc. (b)	1,261	15,321
Xylem, Inc.	3,906	200,807
		13,513,921

Food & Beverage - 5.5%
Archer-Daniels-Midland Company	12,742	582,946
Bunge Ltd.	3,129	247,285
Campbell Soup Company	4,408	253,636
Coca-Cola Company (The)	89,946	3,881,170
Darling Ingredients, Inc. (b)	3,506	53,046
Dr. Pepper Snapple Group, Inc.	4,071	373,107
General Mills, Inc.	13,058	750,966
Hormel Foods Corporation	6,415	225,038
Ingredion, Inc.	1,568	194,150
JM Smucker Company (The)	2,546	322,629
Kellogg Company	5,816	412,936
Kraft Heinz Company (The)	13,420	1,213,034
McCormick & Company, Inc.	2,508	250,549
Mead Johnson Nutrition Company	4,108	364,462
Mondelez International, Inc., Class A	34,012	1,531,560
		10,656,514

Semiconductors - 5.1%
Advanced Micro Devices, Inc. (b)	17,340	230,622
Analog Devices, Inc.	8,057	613,943
Applied Materials, Inc.	23,718	963,188
Intel Corporation	104,253	3,768,746
Lam Research Corporation	3,563	516,100
Microchip Technology, Inc.	4,805	363,162
NVIDIA Corporation	11,863	1,237,311
Skyworks Solutions, Inc.	4,078	406,740

Texas Instruments, Inc.	22,016	$1,743,227
		9,843,039

Real Estate - 4.8%
American Tower Corporation	9,390	1,182,577
AvalonBay Communities, Inc.	3,053	579,581
Boston Properties, Inc.	3,386	428,668
CBRE Group, Inc., Class A (b)	6,816	244,081
Corporate Office Properties Trust	2,011	65,840
Digital Realty Trust, Inc.	3,495	401,366
Duke Realty Corporation	7,957	220,648
Equinix, Inc.	1,693	707,166
Equity Residential	8,131	525,100
Federal Realty Investment Trust	1,552	203,141
Forest City Realty Trust, Inc., Class A	5,426	122,628
HCP, Inc.	10,272	322,027
Host Hotels & Resorts, Inc.	16,375	293,931
Iron Mountain, Inc.	5,418	188,330
Jones Lang LaSalle, Inc.	959	110,151
Liberty Property Trust	3,337	135,382
Macerich Company (The)	2,662	166,189
Potlatch Corporation	860	38,743
Prologis, Inc.	11,599	631,102
Realogy Holdings Corporation	2,999	91,619
SBA Communications Corporation, Class A (b)	2,719	343,926
Simon Property Group, Inc.	6,936	1,146,243
UDR, Inc.	5,886	219,783
Vornado Realty Trust	3,738	359,745
Weyerhaeuser Company	16,584	561,700
		9,289,667

Diversified Financials - 4.5%
Ally Financial, Inc.	9,693	191,921
American Express Company	17,176	1,361,198
Ameriprise Financial, Inc.	3,457	441,978
Bank of New York Mellon Corporation (The)	23,371	1,099,839
BlackRock, Inc.	2,689	1,034,109
Charles Schwab Corporation (The)	26,381	1,024,902
CME Group, Inc.	7,443	864,802
FactSet Research Systems, Inc.	860	140,404
Franklin Resources, Inc.	8,127	350,355
Invesco Ltd.	8,977	295,702
Legg Mason, Inc.	2,014	75,283
Northern Trust Corporation	4,734	426,060
State Street Corporation	8,539	716,422
T. Rowe Price Group, Inc.	5,355	379,616
TD Ameritrade Holding Corporation	5,809	222,311
Voya Financial, Inc.	4,314	161,257
		8,786,159

Media - 4.3%
Charter Communications, Inc., Class A (b)	4,767	1,645,378
Discovery Communications, Inc., Class A (b)	3,215	92,528
Discovery Communications, Inc., Class C (b)	4,807	134,500
John Wiley & Sons, Inc., Class A	1,008	53,122
Liberty Global Plc LiLAC, Class C (a)(b)	2,287	49,948
Liberty Global PLC, Class A (a)(b)	5,312	188,151
Liberty Global PLC, Series C (a)(b)	13,275	459,448
New York Times Company (The), Class A	2,785	40,243
Scholastic Corporation	570	24,641
Scripps Networks Interactive, Inc., Class A	1,806	134,944
Time Warner, Inc.	16,963	1,683,917
Walt Disney Company (The)	33,247	3,843,353
		8,350,173

Healthcare Equipment & Services - 4.2%
Align Technology, Inc. (b)	1,584	$213,238
AmerisourceBergen Corporation	3,618	296,857
Becton, Dickinson and Company	4,669	872,963
Cardinal Health, Inc.	7,103	515,607
Centene Corporation (b)	3,800	282,720
Cerner Corporation (b)	6,756	437,451
Cigna Corporation	5,643	882,396
Cooper Companies, Inc. (The)	1,051	210,547
DENTSPLY SIRONA, Inc.	5,148	325,560
Edwards Lifesciences Corporation (b)	4,670	512,159
Envision Healthcare Holdings, Inc. (b)	2,555	143,157
HCA Holdings, Inc. (b)	6,641	559,239
Henry Schein, Inc. (b)	1,763	306,409
Hologic, Inc. (b)	5,442	245,706
Humana, Inc.	3,295	731,424
IDEXX Laboratories, Inc. (b)	1,991	333,950
Laboratory Corporation of America Holdings (b)	2,295	321,644
MEDNAX, Inc. (b)	2,083	125,730
Patterson Companies, Inc.	1,781	79,237
Quest Diagnostics, Inc.	3,083	325,287
ResMed, Inc.	3,179	216,140
Select Medical Holdings Corporation (b)	2,231	30,676
Varian Medical Systems, Inc. (b)	2,035	184,656
		8,152,753

Household & Personal Products - 4.2%
Avon Products, Inc. (b)	9,248	44,853
Clorox Company (The)	2,826	377,808
Colgate-Palmolive Company	18,643	1,343,042
Estee Lauder Companies, Inc. (The), Class A	4,862	423,674
Kimberly-Clark Corporation	7,923	1,028,009
Procter & Gamble Company (The)	56,133	4,902,095
		8,119,481

Retailing - 4.1%
AutoNation, Inc. (b)	1,526	64,092
Best Buy Company, Inc.	6,316	327,232
Buckle, Inc. (The)	624	11,669
Caleres Inc.	927	26,716
CarMax, Inc. (b)	4,259	249,151
Foot Locker, Inc.	2,883	222,971
GameStop Corporation, Class A	2,214	50,236
Gap, Inc. (The)	5,242	137,340
HSN, Inc.	723	26,679
Kohl's Corporation	3,886	151,671
LKQ Corporation (b)	6,683	208,777
Lowe's Companies, Inc.	19,176	1,627,659
Netflix, Inc. (b)	9,409	1,432,050
Nordstrom, Inc.	2,959	142,831
Nutrisystem, Inc.	634	33,887
Office Depot, Inc.	10,980	54,571
Pier 1 Imports, Inc.	1,662	11,202
Pool Corporation	902	107,897
Priceline Group, Inc. (The) (b)	1,087	2,007,493
Shutterfly, Inc. (b)	661	34,306
Signet Jewelers Ltd.	1,280	84,275
Staples, Inc.	14,787	144,469
Tiffany & Company	2,760	252,954
Tractor Supply Company	2,888	178,796
Ulta Beauty, Inc. (b)	1,302	366,435
Weyco Group, Inc.	142	3,970
		7,959,329

Technology Hardware & Equipment - 3.8%
Calix, Inc. (b)	982	$6,579
Cisco Systems, Inc.	110,370	3,760,306
Corning, Inc.	21,155	610,322
F5 Networks, Inc. (b)	1,470	189,821
Flex Ltd. (b)	11,970	185,056
Hewlett Packard Enterprise Company	36,824	686,031
HP, Inc.	37,741	710,286
Motorola Solutions, Inc.	3,288	282,669
Plantronics, Inc.	709	38,711
Super Micro Computer, Inc. (b)	833	20,325
TE Connectivity Ltd. (a)	7,888	610,295
Trimble, Inc. (b)	5,429	192,350
Xerox Corporation	18,911	135,970
		7,428,721

Insurance - 3.8%
Aflac, Inc.	9,004	674,219
Allstate Corporation (The)	8,132	661,050
Chubb Ltd. (a)	10,246	1,406,263
Hartford Financial Services Group, Inc. (The)	8,271	399,986
Loews Corporation	6,268	292,214
Marsh & McLennan Companies, Inc.	11,336	840,338
Principal Financial Group, Inc.	6,305	410,645
Progressive Corporation (The)	12,772	507,304
Prudential Financial, Inc.	9,525	1,019,461
Travelers Companies, Inc. (The)	6,259	761,470
Willis Towers Watson PLC (a)	2,880	381,946
		7,354,896

Consumer Services - 3.5%
Aramark	5,044	184,207
Choice Hotels International, Inc.	781	48,969
Darden Restaurants, Inc.	2,575	219,364
Domino's Pizza, Inc.	1,048	190,097
Hilton Worldwide Holdings, Inc.	4,422	260,765
Jack in the Box, Inc.	694	70,767
Marriott International, Inc., Class A	7,274	686,811
McDonald's Corporation	18,263	2,555,542
Royal Caribbean Cruises Ltd.	3,755	400,283
Starbucks Corporation	32,054	1,925,163
Vail Resorts, Inc.	883	174,534
		6,716,502

Materials - 3.0%
Air Products & Chemicals, Inc.	4,550	639,275
Albemarle Corporation	2,511	273,473
Avery Dennison Corporation	1,940	161,427
Axalta Coating Systems Ltd. (b)	4,719	148,035
Ball Corporation	3,604	277,112
Compass Minerals International, Inc.	720	47,520
Domtar Corporation	1,338	53,052
Ecolab, Inc.	5,795	748,077
H.B. Fuller Company	1,102	58,219
International Flavors & Fragrances, Inc.	1,790	248,076
Minerals Technologies, Inc.	740	58,238
Mosaic Company (The)	7,512	202,298
PPG Industries, Inc.	5,845	642,015
Praxair, Inc.	6,277	784,499
Schnitzer Steel Industries, Inc., Class A	531	10,036
Sealed Air Corporation	4,376	192,631
Sherwin-Williams Company (The)	1,750	585,690
Sonoco Products Company	2,131	111,473
Valspar Corporation (The)	1,637	184,064

WestRock Company	5,506	$294,901
		5,720,111

Telecommunication Services - 2.6%
CenturyLink, Inc.	11,990	307,783
Cincinnati Bell, Inc. (b)	821	15,476
Level 3 Communications, Inc. (b)	6,778	411,831
Sprint Corporation (b)	17,391	157,041
Verizon Communications, Inc.	89,677	4,117,071
		5,009,202

Transportation - 2.4%
ArcBest Corporation	526	13,913
Avis Budget Group, Inc. (b)	1,727	52,674
C.H. Robinson Worldwide, Inc.	3,111	226,170
CSX Corporation	20,532	1,043,847
Delta Air Lines, Inc.	4,053	184,168
Echo Global Logistics, Inc. (b)	579	10,856
Expeditors International of Washington, Inc.	3,919	219,817
Genesee & Wyoming, Inc., Class A (b)	1,333	90,324
Hertz Global Holdings, Inc. (b)	1,088	17,941
Kansas City Southern	2,338	210,584
Norfolk Southern Corporation	6,462	759,220
Ryder System, Inc.	1,125	76,399
Southwest Airlines Company	3,402	191,260
United Parcel Service, Inc., Class B	15,218	1,635,326
		4,732,499

Consumer Durables & Apparel - 2.2%
Callaway Golf Company	2,022	23,961
Columbia Sportswear Company	605	34,255
CSS Industries, Inc.	200	5,272
Deckers Outdoor Corporation (b)	650	38,733
Ethan Allen Interiors, Inc.	534	15,913
Garmin Ltd. (a)	2,552	129,744
Hanesbrands, Inc.	8,245	179,823
Hasbro, Inc.	2,441	241,928
La-Z-Boy, Inc.	1,044	29,128
Mattel, Inc.	7,569	169,697
Meritage Homes Corporation (b)	818	31,861
Michael Kors Holdings Ltd. (a)(b)	3,579	133,604
Mohawk Industries, Inc. (b)	1,391	326,593
Newell Brands, Inc.	9,512	454,103
NIKE, Inc., Class B	29,448	1,631,714
PVH Corporation	1,782	180,035
Tupperware Brands Corporation	1,072	76,980
Under Armour, Inc., Class A (b)	3,882	83,424
Under Armour, Inc., Class A (b)	4,274	82,958
VF Corporation	7,316	399,673
Wolverine World Wide, Inc.	2,141	51,620
		4,321,019

Banks - 2.0%
Bank of Hawaii Corporation	895	72,925
Cathay General Bancorp	1,613	61,375
CIT Group, Inc.	4,388	203,208
Citizens Financial Group, Inc.	11,217	411,776
Comerica, Inc.	3,914	276,720
Heartland Financial USA, Inc.	474	22,752
International Bancshares Corporation	1,199	44,843
KeyCorp	23,903	435,991
M&T Bank Corporation	3,050	474,000
New York Community Bancorp, Inc.	10,646	141,485
Old National Bancorp	2,782	46,738
People's United Financial, Inc.	8,011	139,952
PNC Financial Services Group, Inc. (The)	10,749	1,287,193

Signature Bank (b)	1,168	$161,709
Umpqua Holdings Corporation	4,635	81,900
		3,862,567

Renewable Energy & Energy Efficiency - 1.0%
Acuity Brands, Inc.	950	167,295
Itron, Inc. (b)	769	49,870
Johnson Controls International, PLC	20,632	857,677
Ormat Technologies, Inc.	785	46,362
SunPower Corporation (b)	1,332	9,244
Tesla Motors, Inc. (b)	2,833	889,760
		2,020,208

Commercial & Professional Services - 0.7%
ACCO Brands Corporation (b)	2,275	32,419
Copart, Inc. (b)	4,458	137,752
Deluxe Corporation	1,042	74,930
Dun & Bradstreet Corporation (The)	807	88,455
Essendant, Inc.	801	13,377
Exponent, Inc.	556	33,999
Heidrick & Struggles International, Inc.	327	7,031
HNI Corporation	941	44,001
ICF International, Inc. (b)	392	17,307
IHS Markit Ltd. (a)(b)	7,883	342,122
Interface, Inc.	1,400	27,860
Kelly Services, Inc.	596	13,303
Knoll, Inc.	1,049	25,134
ManpowerGroup, Inc.	1,453	146,724
Navigant Consulting, Inc. (b)	1,017	24,377
On Assignment, Inc. (b)	1,119	57,931
R.R. Donnelley & Sons Company	1,494	18,780
Resources Connection, Inc.	605	8,410
Robert Half International, Inc.	2,963	136,446
RPX Corporation (b)	998	12,814
Steelcase, Inc.	1,843	31,423
Team, Inc. (b)	585	15,736
Tetra Tech, Inc.	1,226	53,883
TrueBlue, Inc. (b)	911	24,916
		1,389,130

Automobiles & Components - 0.3%
Autoliv, Inc. (a)	1,952	195,571
BorgWarner, Inc.	4,778	202,014
Harley-Davidson, Inc.	3,927	223,093
		620,678

Food & Staples Retailing - 0.3%
Sysco Corporation	11,407	603,088

Healthy Living - 0.2%
Hain Celestial Group, Inc. (The) (b)	2,188	80,934
United Natural Foods, Inc. (b)	1,072	44,520
Whole Foods Market, Inc.	7,031	255,718
		381,172

Utilities - 0.2%
American Water Works Company, Inc.	3,967	316,408

Total Common Stocks (Cost $135,312,792)		192,760,258

Short-term Investment - 0.4%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $879,226)		879,226

Total Short-term Investments (Cost $879,226)		879,226

TOTAL INVESTMENTS (d) - 99.9% (Cost $136,192,018)	193,639,484
Other Assets Less Liabilities - 0.1%	148,522

NET ASSETS -100.0%	$193,788,006

(a)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)
The cost of investments for federal income tax purposes is $139,353,769 resulting in gross unrealized appreciation and depreciation of $57,599,573 and $3,313,858 respectively, or net unrealized appreciation of $54,285,715.

See Notes to Schedule of Investments

GREEN CENTURY MSCI INTERNATIONAL INDEX
PORTFOLIO OF INVESTMENTS
April 30, 2017
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.4%
Japan - 20.4%
Aeon Company, Ltd.	6,400	$94,854
Ajinomoto Company, Inc.	3,200	62,356
Asahi Kasei Corporation	8,000	76,285
Astellas Pharma, Inc.	12,400	163,520
Daikin Industries Ltd.	1,300	126,391
Daiwa House Industry Company, Ltd.	3,900	115,943
Denso Corporation	2,200	94,947
East Japan Railway Company	2,000	179,485
Eisai Company, Ltd.	1,700	89,385
FUJIFILM Holdings Corporation	2,600	96,498
Fujitsu Ltd.	10,000	62,423
Honda Motor Company, Ltd.	7,100	206,650
KDDI Corporation	8,400	222,718
Komatsu Ltd.	4,700	125,591
Kubota Corporation	6,100	96,092
Kyocera Corporation	2,000	113,270
Murata Manufacturing Company, Ltd.	900	120,893
Nissan Motor Company, Ltd.	10,500	100,019
Nitto Denko Corporation	1,000	75,301
NTT DOCOMO, Inc.	6,500	157,281
Panasonic Corporation	10,600	126,758
Resona Holdings, Inc.	10,200	56,704
Sekisui House Ltd.	5,000	83,059
Sompo Holdings, Inc.	1,800	68,023
Sony Corporation	5,800	199,023
Sumitomo Metal Mining Company, Ltd.	4,000	54,166
Sumitomo Mitsui Trust Holdings, Inc.	1,500	51,384
Sysmex Corporation	900	54,817
Toray Industries, Inc.	10,100	89,389
		3,163,225

United Kingdom - 14.6%
Barratt Developments PLC	7,789	58,444
British Land Co. PLC (The)	9,910	84,264
BT Group PLC	38,456	151,702
Kingfisher PLC	18,873	83,490
Land Securities Group PLC	7,929	113,554
Legal & General Group PLC	36,587	116,604
Old Mutual PLC	26,566	66,723
Pearson PLC	5,598	46,175
Prudential PLC	12,026	266,897
RELX PLC	8,012	162,437
Standard Chartered PLC (a)	14,940	139,617
Unilever PLC	5,813	299,062
Vodafone Group PLC	123,144	317,166
Whitbread PLC	1,626	84,952
Wolseley PLC	1,972	125,332
WPP PLC	6,460	138,328
		2,254,747

Germany - 10.0%
adidas AG	895	179,441

Allianz SE	2,169	$412,939
Deutsche Boerse AG	1,109	108,551
Henkel AG & Company KGaA	1,262	171,716
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	962	184,438
SAP SE	4,920	492,828
		1,549,913

France - 9.5%
AXA SA	8,746	233,350
Danone SA	3,112	217,801
Essilor International SA	1,007	130,503
L'Oreal SA	1,264	251,731
Legrand SA	2,098	135,809
Schneider Electric SE	2,995	237,226
Unibail-Rodamco SE	655	160,833
Vivendi SA	5,458	108,263
		1,475,516

Switzerland - 8.6%
Actelion Ltd.	439	117,275
Givaudan SA	59	113,676
LafargeHolcim Ltd. (a)	2,625	148,860
Roche Holding AG	2,955	773,219
SGS SA	81	182,396
		1,335,426

Canada - 8.5%
Agnico Eagle Mines Ltd.	1,227	58,649
Bank of Montreal	3,349	237,136
Bank of Nova Scotia (The)	5,811	323,008
Canadian Imperial Bank of Commerce	2,156	174,126
Canadian National Railway Company	4,154	300,253
Kinross Gold Corporation (a)	7,887	27,443
Potash Corporation of Saskatchewan, Inc.	4,981	83,996
Rogers Communications, Inc., Class B	2,470	113,250
		1,317,861

Australia - 7.7%
AMP Ltd.	19,653	78,742
Brambles Ltd.	8,608	66,608
Goodman Group	16,732	101,590
National Australia Bank Ltd.	12,886	327,067
Ramsay Health Care Ltd.	1,368	73,353
Transurban Group	13,695	125,113
Westpac Banking Corporation	15,794	414,026
		1,186,499

Netherlands - 6.7%
Akzo Nobel NV	1,271	111,167
ASML Holding NV	1,690	223,473
Koninklijke Philips NV	5,712	197,254
RELX NV	7,022	135,694
Unilever NV	7,152	374,670
		1,042,258

Denmark - 3.8%
Novo Nordisk A/S, Class B	8,798	342,564
Novozymes A/S	1,763	76,114
Pandora A/S	634	68,490
Vestas Wind Systems A/S	1,102	94,823
		581,991

Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA	28,701	229,945

Industria de Diseno Textil SA	6,002	$230,009
		459,954

Sweden - 2.2%
Assa Abloy AB, Class B	6,564	142,077
Boliden AB	2,114	60,393
Svenska Cellulosa AB SCA, Class B	4,254	140,839
		343,309

Ireland - 1.1%
CRH PLC	4,626	168,502

Hong Kong - 1.0%
Hang Seng Bank Ltd.	7,617	154,288

Singapore - 0.9%
DBS Group Holdings Ltd.	10,100	139,480

Belgium - 0.6%
KBC Group NV	1,338	96,695

Norway - 0.5%
Orkla ASA	7,914	71,803

New Zealand - 0.3%
Fletcher Building Ltd.	6,233	36,576

Total Common Stocks (Cost $14,585,087)		15,378,043

Short-term Investment - 0.0%
UMB Money Market Fiduciary Account, 0.01% (b) (Cost $3,919)		3,919

Total Short-term Investments (Cost $3,919)		3,919

TOTAL INVESTMENTS (c) - 99.4% (Cost $14,589,006)		15,381,962
Other Assets Less Liabilities - 0.6%		99,937

NET ASSETS -100.0%		$15,481,899

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(c)
The cost of investments for federal income tax purposes is $14,618,515 resulting in gross unrealized appreciation and depreciation of $990,164 and $226,717 respectively, or net unrealized appreciation of $763,447.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992, the Equity Fund commenced operations on September 13, 1995, and the International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

For non-U.S securities traded in foreign markets, the International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$138,306,657	$-	$-	$138,306,657
BONDS & NOTES	-	69,635,240	-	69,635,240
CERTIFICATES OF DEPOSIT	-	331,850	-	331,850
SHORT-TERM OBLIGATIONS	-	7,814,973	-	7,814,973
TOTAL	$138,306,657	$77,782,063	$-	$216,088,720

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$192,760,258	$-	$-	$192,760,258
SHORT-TERM OBLIGATIONS		879,226	-	879,226
TOTAL	$192,760,258	$879,226	$-	$193,639,484

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the International Index Fund’s net assets as of April 30, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$-	$3,163,225	$-	$3,163,225
UNITED KINGDOM	-	2,254,747	-	2,254,747
GERMANY	-	1,549,913	-	1,549,913
FRANCE	-	1,475,516	-	1,475,516
SWITZERLAND	-	1,335,426	-	1,335,426
CANADA	1,317,861	-	-	1,317,861
AUSTRALIA	-	1,186,499	-	1,186,499
NETHERLANDS	-	1,042,258	-	1,042,258
DENMARK	-	581,991	-	581,991
SPAIN	-	459,954	-	459,954
SWEDEN	-	343,309	-	343,309
IRELAND	-	168,502	-	168,502
HONG KONG	-	154,288	-	154,288
SINGAPORE	-	139,480	-	139,480
BELGIUM	-	96,695	-	96,695
NORWAY	-	71,803	-	71,803
NEW ZEALAND	-	36,576	-	36,576
TOTAL COMMONS STOCKS	1,317,861	14,060,182	-	15,378,043
SHORT-TERM OBLIGATIONS	-	3,919	-	3,919
TOTAL	$1,317,861	$14,064,101	$-	$15,381,962

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2017, there were no transfers in and out of Level 1, Level 2 and Level 3. None of the Funds held any Level 3 securities during the period ended April 30, 2017. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(B)
Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund and the International Index Fund are authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or International Index Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund or International Index Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put and call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts. For the period ended April 30, 2017, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements: The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings. As of April 30, 2017, neither the Balanced Fund, nor the Equity Fund, nor the International Index Fund held repurchase agreements.

(E)
Currency Translation and Contracts:  Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. As of April 30, 2017, the International Index Fund did not hold foreign currency spot contracts.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 27, 2017

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 27, 2017